Allowance for Loan Losses - Analysis of Company's TDR Agreements (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 Contract	Dec. 31, 2013 USD ($) Contract
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	8	0
Commercial and Industrial [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	1		1
Pre-Modification Outstanding Recorded Investment	$ 11,000		$ 1,417
Post-Modification Outstanding Recorded Investment	$ 11,000		$ 1,392
CRE Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	2
Pre-Modification Outstanding Recorded Investment	$ 205,000
Post-Modification Outstanding Recorded Investment	$ 205,000
Residential Real Estate Loans [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	5		1
Pre-Modification Outstanding Recorded Investment	$ 739,000		$ 199
Post-Modification Outstanding Recorded Investment	$ 670,000		$ 197
CRE Non-Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 413
Post-Modification Outstanding Recorded Investment			$ 406